Property and Equipment	6 Months Ended
Jun. 30, 2022
Property and Equipment
Property and Equipment
9.	Property and Equipment

		Plant				Furniture	Capital
		and	Leasehold	Motor		and	work-in-
Cost	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$—	$586,360	$293,437	$36,998	$—	$—	$883,145	$1,799,940
Additions	—	53,808	493,136	14,214	10,427	4,887	—	576,472
Reclassifications	—	—	360,695	—	—	—	(360,695)	—
Foreign exchange movements	—	(50,157)	(57,574)	(3,589)	(303)	(192)	(58,197)	(170,012)
Balance, December 31, 2021	$—	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Acquisitions (note 4)	872,336	11,817,462	—	89,513	32,703	124,360	—	12,936,374
Additions	—	53,561	69,676	11,055	11,683	2,926	114,490	263,391
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	—	(717,956)	(1,178,087)	(59,271)	(16,072)	(5,883)	(473,062)	(2,450,331)
Foreign exchange movements	(7,945)	(9,081)	18,717	(1,096)	(2,386)	(1,641)	(105,681)	(109,114)
Balance, June 30, 2022	$864,391	$11,733,997	$—	$87,824	$36,052	$124,457	$—	$12,846,720

		Plant				Furniture	Capital
Accumulated		and	Leasehold	Motor		and	work-in-
depreciation	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$—	$123,710	$36,324	$13,874	$—	$—	$—	$173,908
Depreciation	—	63,785	78,352	11,208	1,245	483	—	155,073
Foreign exchange movements	—	(12,641)	(6,053)	(1,577)	(39)	(19)	—	(20,329)
Balance, December 31, 2020	$—	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652
Depreciation	—	292,407	52,210	14,369	9,789	3,948	—	372,723
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	—	(21,126)	(161,427)	(30,689)	(3,114)	(947)	—	(217,303)
Foreign exchange movements	—	(222,938)	594	(955)	(1,732)	(607)	—	(225,639)
Balance, June 30, 2022	$—	$223,197	$—	$6,230	$6,149	$2,858	$—	$238,433

		Plant				Furniture	Capital
		and	Leasehold	Motor		and	work-in-
Net book value	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2021	$—	$415,157	$981,071	$24,118	$8,918	$4,231	$464,253	$1,897,748
Balance, June 30, 2022	$864,391	$11,510,800	$—	$81,594	$29,903	$121,599	$—	$12,608,287

As at June 30, 2022, the Company derecognized property, plant and equipment with a net book value of $2,233,028 in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. As at December 31, 2021 and 2020 the Company’s Capital

work in progress related to the ongoing civil, gravelling, storm drainage work on site, as well as the construction of hoop houses and a Cravo A-Frame style greenhouse for future medical cannabis cultivation in Bophelo, Lesotho, which was derecognized at June 30, 2022 as a result of the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.

During the six months ended June 30, 2022, the Company recorded depreciation of its property, plant and equipment of $372,723 (2021 – $70,293) of which $115,890 (2021 – $90,974) related to the operations of Bophelo Bio Science and Wellness (Pty) Ltd was recorded within discontinued operations.